Revenue - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue by Geography
Revenues	$ 79,591	$ 79,139	$ 79,919
Americas
Revenue by Geography
Revenues	36,994
EMEA
Revenue by Geography
Revenues	25,491
Asia Pacific
Revenue by Geography
Revenues	$ 17,106